Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Share Option Activity

The following table summarized the Group's share option activities for the year ended December 31, 2025:

	Number of options	Weighted average exercise price	Weighted average remaining contract life	Weighted average grant date fair value	Aggregate intrinsic value
		US$		US$	US$
Outstanding as of January 1, 2025	65,215,091	0.11	7.50	0.44	1,570,990
Granted*	38,769,000	0.0014		0.08
Forfeited	(8,893,524)	0.0014		0.14
Exercised	(6,869,700)	0.0014		0.86
Outstanding as of December 31, 2025	88,220,867	0.07	7.81	0.28	5,612,057
Vested and expect to vest as of December 31, 2025	88,220,867	0.07	7.81	0.28	5,612,057
Exercisable as of December 31, 2025	49,504,779	0.13	6.47	0.49	2,893,018

Summary of Key Assumptions Used to Determine Fair Value of Options

In determining the fair value of the share options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2023, 2024 and 2025 were as follows:

	For the years ended December 31
Grant date	2023	2024	2025
Expected volatility	61.2%	92.51%~106.51%	102.60%~104.15%
Risk-free interest rate	2.9%	3.96%~4.09%	4.05%~4.77%
Exercise multiples	2.2	2.2~92.2	2.2~2.8
Expected dividend yield	0.0%	0.0%	0.0%
Life of options	10 years	10 years	10 years
Fair value of underlying ordinary shares	$0.19	$0.03~$0.05	$0.03~$0.09

Summary of Total Share-based Compensation Expense of Share Options and Restricted Shares Recognized

Total share-based compensation expense of share options and restricted shares recognized for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31
	2023	2024	2025
Sales and marketing expenses	17,243	10,204	7,332
Research and development expenses	26,954	14,656	10,271
General and administrative expenses	39,498	37,057	13,225
	83,695	61,917	30,828

Employee Benefit Trust
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Restricted Shares

The following table summarized the Group's activities of restricted shares for the year ended December 31, 2025:

	Number of Restricted Shares	Grant date fair value per share
		US$
Outstanding as of January 1, 2025	133,333	4.2
Granted	—	—
Vested	(40,000)	4.2
Forfeited	(93,333)	4.2
Outstanding as of December 31, 2025	—	—